Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Peary Spirit [Member]	Dec. 31, 2011 Peary Spirit [Member]	Dec. 31, 2010 Peary Spirit [Member]	Dec. 31, 2012 Scott Spirit [Member]	Dec. 31, 2011 Scott Spirit [Member]	Oct. 01, 2011 Scott Spirit [Member]	Dec. 31, 2010 Scott Spirit [Member]	Dec. 31, 2012 Falcon Spirit [Member]	Dec. 31, 2011 Falcon Spirit [Member]	Dec. 31, 2010 Falcon Spirit [Member]	Dec. 31, 2012 Rio das Ostras [Member]	Dec. 31, 2011 Rio das Ostras [Member]	Dec. 31, 2010 Rio das Ostras [Member]	Dec. 31, 2012 Amundsen Spirit [Member]	Dec. 31, 2011 Amundsen Spirit [Member]	Dec. 31, 2010 Amundsen Spirit [Member]	Oct. 01, 2010 Amundsen Spirit [Member]	Dec. 31, 2012 Nansen Spirit [Member]	Dec. 31, 2011 Nansen Spirit [Member]	Dec. 31, 2010 Nansen Spirit [Member]	Dec. 10, 2010 Nansen Spirit [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase of vessels from Teekay Corporation		$ (60,683)	$ (107,051)		$ (37,729)			$ (22,954)	$ (23,000)				$ (14,099)			$ (58,721)			$ (17,671)	$ (17,700)			$ (16,560)	$ (16,600)